Statement of Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Jul. 31, 2018	$ 108,525		$ 748,885	$ (858,910)	$ (1,500)
Balance, shares at Jul. 31, 2018	108,525,256
Net loss				(1,200)	(1,200)
Balance at Jul. 31, 2019	$ 108,525		748,885	(860,110)	(2,700)
Balance, shares at Jul. 31, 2019	108,525,256
Related party debt forgiven			3,420		3,420
Preferred Stock issued for settlement of related party debt		$ 1	539		540
Preferred Stock issued for settlement of related party debt, shares		1,000
Net loss				(8,760)	(8,760)
Balance at Oct. 31, 2019	$ 108,525	$ 1	752,844	(868,870)	(7,500)
Balance, shares at Oct. 31, 2019	108,525,256	1,000
Balance at Jul. 31, 2019	$ 108,525		748,885	(860,110)	(2,700)
Balance, shares at Jul. 31, 2019	108,525,256
Related party debt forgiven			3,420		3,420
Preferred Stock issued for settlement of related party debt		$ 1	539		540
Preferred Stock issued for settlement of related party debt, shares		1,000
Net loss				(20,415)	(20,415)
Balance at Jul. 31, 2020	$ 108,525	$ 1	752,844	(880,525)	(19,155)
Balance, shares at Jul. 31, 2020	108,525,256	1,000
Common Stock issued to related party for consulting services	$ 250,000		(115,000)		115,000
Common Stock issued to related party for consulting services, shares	250,000,000
Net loss				(138,806)	(138,806)
Balance at Oct. 31, 2020	$ 358,525	$ 1	$ 637,844	$ (1,019,331)	$ (22,961)
Balance, shares at Oct. 31, 2020	358,525,256	1,000